Income tax (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Income Tax [Abstract]
Current income tax	$ (721)	$ (1,938)	$ (48)
Deferred income tax	(7,252)	1,079	10,229
MPIT	(134)	79	(217)
Income tax	$ (8,107)	$ (780)	$ 9,964